NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.  Investment Company Act File Number 811-07946
    Date of Notification: September 2, 1997

2.  Exact name of investment company as specified in registration statement:

                      EV CLASSIC SENIOR FLOATING-RATE FUND

3.  Address of principal executive office:

                                24 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

A.  [X] The notification pertains to a periodic repurchase offer under paragraph
    (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.  [ ] The notification pertains to a periodic repurchase offer under paragraph
    (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By: /s/  Alan R. Dynner
   ________________________________
         Alan R. Dynner
         Secretary

{LOGO}           Investing
                 for the
EATON VANCE      21st
Mutual Funds     Century




September 2, 1997


Dear EV Classic Senior Floating Rate Fund Shareholder:

We would like to inform you of your Fund's offer to repurchase for cash a portion of its issued and outstanding shares during the Fund's current repurchase (tender) offer beginning September 2, and ending on September 23, 1997.

If you wish to sell your shares for cash during this tender period, you can do so by contacting your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm. Conversely, IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE.

All requests to tender shares must be received in good order by September 23, 1997.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or call your financial consultant.


Sincerely,


Eaton Vance Shareholder Services

{LOGO}           Investing
                 for the
EATON VANCE      21st
Mutual Funds     Century




September 2, 1997


Dear EV Classic Senior Floating Rate Fund Shareholder:

We would like to inform you of your Fund's offer to repurchase for cash a portion of its issued and outstanding shares during the Fund's current repurchase (tender) offer beginning on September 2, and ending on September 23, 1997.

If you wish to sell your shares for cash during this tender period, you can do so in one of three ways as follows:

1.   Complete  the  attached   Tender  Request  Form  and  return  it  with  any
     outstanding share certificates to the Fund's transfer agent, First Data Investor Services Group by September 23, 1997.

2. Telephone 1-800-262-1122, and place your order for up to $50,000.00. The proceeds of this request MUST BE SENT to your address of record and the check will be made payable exactly as the account is registered.

3. You may telephone your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm.

IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE.

All documentation must be received in good order by September 23, 1997.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or you can also call us at 1-800-225-6265, extension 4.


Sincerely,




Eaton Vance Shareholder Services

{LOGO}         Investing
               for the
EATON VANCE    21st
Mutual Funds   Century


                              TENDER REQUEST FORM

               Return to: First Data Investor Services Group, Eaton Vance Group, P.O. Box 5123, Westborough, MA 01581-5123
               Overnight Mail: 4400 Computer Drive, Westborough, MA 01581-5120

Please tender the shares designated below at a price equal to their net asset value per share (NAV) on the last day of the tender period in which the shares are offered for tender:


EV Classic Senior Floating-Rate Fund (ECFRX)

Name(s) of Registered Shareholder(s): __________________________________________
(please fill in EXACTLY as registered)
________________________________________________________________________________

________________________________________________________________________________


Account Number: _________________________________

Daytime Telephone: ______________________________

Shares Tendered:
Check one:
____Partial Tender  - Please tender_______________shares from my account.
____Full Tender     - Please tender all shares, both issued and unissued, from my account.
____Dollar Amount   - Please tender enough shares to net $_______________, after any early withdrawal charge.
____Exchange        - Please exchange  the  shares  tendered  above  for  shares of________________________ Fund. (By checking this option, you certify receipt of a current prospectus for such a fund.) See a current prospectus for the names of the funds available for exchange.

PLEASE NOTE: If you are tendering any shares represented by certificates you MUST INCLUDE THE CERTIFICATES with this request and list them below. Any certificates which are not delivered will be excluded from shares tendered.

      Certificate no.(s)             Issue Date           No. of shares

  __________________________     __________________   _____________________

Payment and Delivery Instructions:

The check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.
Alternate Instructions:_________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Early Withdrawal Charge Waiver:

____Check this box if shares were sold to Eaton Vance, or its affiliates or to their respective employees of clients; or for shares repurchased as part of a required distribution from a tax-sheltered retirement plan, provided that the aggregate amount of such repurchase does not exceed 12% of the account balance. Refer to details in a current Fund prospectus.

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

[X] Your signature below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

[X] If the  shares  are held of record by two or more  joint  holders,  ALL MUST
SIGN.

[X] If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

[X] If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and must submit proper evidence satisfactory to the Fund of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED by a member firm of a registered national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17 Ad-15(a)(2) under the Securities and Exchange Act of 1934.

________________________________________________________________________________

________________________________________________________________________________
Signature(s) of owner(s) EXACTLY as registered
Date:_____________________
Signature Guaranteed by:




Date:_____________________

If you have any questions about this form, please call 1-800-225-6265 extension 4 between 8:30 am and 6:00 pm.

Return to: First Data Investors Services Group, Eaton Vance Group, P.O. Box 5123, Westborough, MA 01581-5123
Overnight Mail: 4400 Computer Drive, Westborough, MA 01581-5120

{LOGO}           Investing
                 for the
EATON VANCE      21st
Mutual Funds     Century




                      EV CLASSIC SENIOR FLOATING-RATE FUND

                           SEPTEMBER REPURCHASE OFFER

1. THE OFFER. EV Classic Senior Floating-Rate Fund (the "Fund") is offering to repurchase for cash up to twenty-five percent (25%) of its issued and outstanding shares of beneficial interest ("Shares") at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below) upon the terms and conditions set forth herein, and the related Repurchase Procedures, which together constitute the "Offer". The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on August 26, 1997 was $9.97 per Share. The Net Asset Value can fluctuate. Please call Eaton Vance at 1-800-225-6265, extension 4 for current price information.

3. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by the Fund on or before 4:00 p.m., Eastern time, on September 23, 1997.

4. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than October 7, 1997; HOWEVER, the Fund intends to determine NAV on September 23, 1997 if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter.

5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

6. EARLY WITHDRAWAL CHARGE. An early withdrawal charge of 1% may be imposed on those Shares accepted for repurchase that have been held for less than one year. Please check your holdings and the Fund's prospectus.

7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If Shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%). If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis.

8. WITHDRAWAL OF SHARES TO BE REPURCHASED. Shares tendered pursuant to the Offer may be withdrawn at any time prior to 4:00 p.m., Eastern time, on September 23, 1997.

9. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Offer only: (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

10. TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. A tender of shares pursuant to the repurchase offer (including an exchange for shares of another Eaton Vance fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in a Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

     Each Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than eighteen months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

     NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE REPURCHASE PROCEDURES. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

     FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CALL EATON VANCE AT 1-800-225-6265, EXTENSION 4 OR CONTACT YOUR FINANCIAL ADVISER.


Dated:   September 2, 1997